Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2021
Convertible Debentures [Abstract]
Schedule of convertible debenture values and conversion price
	Outstanding	Conversion	Shares	Converted	Outstanding
Issue	March 31, 2020	Price	issued on	Amount	March 31, 2021
Date	($CDN)	($CDN)	Conversion	($CDN)	($CDN)
17-May-17	$1,900,000	$4.55	417,582	$(1,900,000)	$—
31-May-17	250,000	$4.55	54,945	(250,000)	—
25-Sep-17	1,476,000	$2.80	527,143	(1,476,000)	—
12-Oct-17	1,970,000	$2.80	703,570	(1,970,000)	—
Total	$5,596,000		1,703,240	$(5,596,000)	$—

	Outstanding	Conversion	Shares	Converted	Outstanding
Issue	March 31, 2019	Price	issued on	Amount	March 31, 2020
Date	($CDN)	($CDN)	Conversion	($CDN)	($CDN)
17-May-17	$1,900,000	$4.55	—	$—	$1,900,000
31-May-17	250,000	$4.55	—	—	250,000
25-Sep-17	1,476,000	$2.80	—	—	1,476,000
12-Oct-17	2,020,000	$2.80	17,857	(50,000)	1,970,000
Total	$5,646,000		17,857	$(50,000)	$5,596,000